NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Nature Of Operations And Going Concern
Accumulated deficit	$ 34,263,284	$ 32,404,537